File Number 33-21534
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

SUPPLEMENT TO ENTERPRISE ACCUMULATION TRUST PROSPECTUS
DATED MAY 1, 2002.

This information replaces the information relating to the Enterprise Mid-Cap Growth Portfolio, Enterprise Balanced
Portfolio, Enterprise Emerging Countries Portfolio and
Enterprise Worldwide Growth Portfolio:

     Effective February 28, 2003, the following reorganizations have occurred: the Enterprise
     Mid-Cap Portfolio reorganized into the Enterprise
     Managed Portfolio; the Enterprise Balanced Portfolio reorganized into the Enterprise Growth Portfolio;
     the Enterprise Emerging Countries Portfolio reorganized into the Enterprise International Growth
     Portfolio; and the Enterprise Worldwide Growth
     Portfolio reorganized into the Enterprise
     International Growth Portfolio.

Investment options in the Enterprise Mid-Cap Growth Portfolio,
Enterprise Balanced Portfolio, Enterprise Emerging Countries
Portfolio and Enterprise Worldwide Growth Portfolio are no longer available.


February 28, 2003